Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Profit / (Loss) for the year		$ 342	$ (23,233)	$ 14,975
Adjustments for:
Income tax expense / (benefit)		20,820	(1,024)	(4,992)
Depreciation		173,208	153,034	150,071
Amortization		1,231	1,220	936
Depreciation of right of use assets		45,168	0	0
Loss from the disposal of other property items		329	95	986
Gain from the sale of farmland and other assets		(1,354)	(36,227)	0
Acquisition of subsidiaries		(149)	0	0
Net (loss) / gain from the Fair value adjustment of Investment properties		325	(13,409)	(4,302)
Equity settled share-based compensation granted		4,734	4,728	5,552
Gain from derivative financial instruments and forwards		(469)	(51,504)	(38,679)
Interest, finance cost related to lease liabilities and other financial expense, net		62,653	44,347	53,446
Initial recognition and changes in fair value of non harvested biological assets (unrealized)		(1,720)	30,299	(14,645)
Changes in net realizable value of agricultural produce after harvest (unrealized)		481	647	(2,371)
Provision and allowances		2,778	2,126	825
Net gain of inflation effects on the monetary items		(92,437)	(81,928)	0
Foreign exchange losses, net		108,458	183,195	38,708
Cash flow hedge – transfer from equity		15,594	26,693	20,758
Subtotal		339,992	239,059	221,268
Changes in operating assets and liabilities:
Increase in trade and other receivables		(17,664)	(65,942)	(9,476)
(Increase) / Decrease in inventories		9,998	(41,531)	(4,089)
(Increase) / Decrease in biological assets		(27,037)	2,958	(18,013)
(Increase) / Decrease in other assets		(210)	(777)	2
Decrease in derivative financial instruments		3,997	50,021	40,910
Increase in trade and other payables		13,102	31,148	6,555
Increase in payroll and social security liabilities		2,565	5,876	1,953
(Decrease) / Increase in provisions for other liabilities		(351)	(430)	855
Net cash generated from operating activities before taxes paid		324,392	220,382	239,965
Income tax paid		(2,282)	(1,869)	(2,860)
Net cash generated from operating activities	[1]	322,110	218,513	237,105
Cash flows from investing activities:
Acquisition of business, net of cash and cash equivalents acquired		683	0	0
Purchases of property, plant and equipment		(252,450)	(207,069)	(198,550)
Purchase of cattle and non current biological assets		(4,950)	(5,706)	(1,694)
Purchases of intangible assets		(8,617)	(3,321)	(2,141)
Interest received and others		8,139	7,915	11,230
Proceeds from disposal of other property items		2,652	1,748	2,820
Proceeds from the sale of farmland and other assets		5,833	31,511	0
Net cash used in investing activities	[2]	(248,710)	(174,922)	(188,335)
Cash flows from financing activities:
Issuance of senior notes		0	0	495,678
Proceeds from long-term borrowings		108,271	45,536	232,433
Payments of long-term borrowings		(101,826)	(124,349)	(602,700)
Proceeds from short-term borrowings		193,977	318,108	106,730
Payments of short-term borrowings		(127,855)	(190,630)	(64,787)
Interest paid		(57,662)	(50,021)	(41,612)
Prepayment related expenses		0	0	(6,080)
Proceeds from equity settled shared-based compensation exercised		0	0	39
Collection of derivatives financial instruments		1,481	(2,578)	(9,476)
Lease payments		(49,081)	0	0
Purchase of own shares		(4,263)	(15,725)	(38,367)
Dividends paid to non-controlling interest		(905)	(1,195)	(1,664)
Net cash (used) / generated from financing activities	[3]	(37,863)	(20,854)	70,194
Net increase in cash and cash equivalents		35,537	22,737	118,964
Cash and cash equivalents at beginning of year		273,635	269,195	158,568
Effect of exchange rate changes and inflation on cash and cash equivalents	[4]	(18,896)	(18,297)	(8,337)
Cash and cash equivalents at end of year		$ 290,276	$ 273,635	$ 269,195

[1]	Includes 23,550 and 7,598 of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2019 and 2018, respectively.
[2]	Includes 3,851 and 4,122 of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2019 and 2018, respectively.
[3]	Includes (14,340) and (8,231) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2019 and 2018, respectively.
[4]	Includes (13,061) and (3,489) of the combined effect of IAS 29 and IAS 21 of the Argentine subsidiaries for 2019 and 2018, respectively.